Borrowings - Credit Facilities 3 (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 23, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Line Of Credit Facility [Line Items]
Outstanding Amount		$ 1,216,400	$ 1,077,687
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB
Line Of Credit Facility [Line Items]
Line of credit facility issuance date		Nov. 30, 2015
Line of credit facility maximum borrowing capacity		$ 125,000
Outstanding Amount		$ 46,846	82,327
Number of loan tranches		5
Line of credit facility maturity date		Dec. 31, 2020
Interest rate description		LIBOR plus 295 bps
Loan margin percentage		2.95%
HSH Nordbank AG $24,000
Line Of Credit Facility [Line Items]
Line of credit facility issuance date		Jun. 30, 2017
Line of credit facility maximum borrowing capacity		$ 24,000
Outstanding Amount		$ 20,568	22,856
Vessels financed		Two chemical tankers
Repayment installments		17
Repayment frequency		quarterly
Repayment amount		$ 572
Line of credit facility maturity date		Sep. 30, 2021
Interest rate description		LIBOR plus 300 bps
Loan margin percentage		3.00%
BNP Paribas $44,000
Line Of Credit Facility [Line Items]
Line of credit facility issuance date		Dec. 18, 2015
Line of credit facility maximum borrowing capacity		$ 44,000
Outstanding Amount		$ 32,000	$ 36,000
Vessels financed		One LR1 product tanket and one MR2 product tanker
Repayment installments		12
Repayment frequency		semi-annual
Repayment amount		$ 2,000
Balloon payment on the last repayment date		$ 20,000
Line of credit facility maturity date		Dec. 31, 2021
Interest rate description		LIBOR plus 230 bps
Loan margin percentage		2.30%
Four Tranches | Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB
Line Of Credit Facility [Line Items]
Number of loan tranches		4
Repayment installments		20
Repayment frequency		quarterly
Fifth Tranche | Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB
Line Of Credit Facility [Line Items]
Repayment installments		16
Repayment frequency		quarterly
Nave Equinox and Nave Pyxis | Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB
Line Of Credit Facility [Line Items]
Early repayment of debt	$ 26,770
Writte-off debt		$ 297
Minimum | Four Tranches | Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB
Line Of Credit Facility [Line Items]
Repayment amount		435
Minimum | Fifth Tranche | Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB
Line Of Credit Facility [Line Items]
Repayment amount		709
Maximum | Four Tranches | Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB
Line Of Credit Facility [Line Items]
Repayment amount		1,896
Maximum | Fifth Tranche | Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB
Line Of Credit Facility [Line Items]
Repayment amount		$ 803